PROPERTY, PLANT AND EQUIPMENT - Summary of Movement (Details) € in Millions	6 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Net book value as at 31 December 2022	€ 5,201
Additions	279
Disposals	(16)
Depreciation expense	(324)
Transfers and reclassifications	1
Currency translation adjustments	(64)
Net book value as at 30 June 2023	5,077
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Net book value as at 30 June 2023	€ 662